CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating activities:
Net loss	$ (13,834)	$ (60,077)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Inventory write-down	799	680
Depreciation and amortization	45,370	52,218
Amortization of deferred convertible notes issuance costs and premium	392	392
Allowance of doubtful receivables, advance to suppliers and prepayment for purchases of property, plant and equipment	5,197	2,844
(Gains) losses on derivatives	518	(5,027)
Share-based compensation	1,041	335
Loss on disposal of long-lived assets	1,255	160
Gain on disposal of subsidiaries	(2,615)
Gain on disposal of land use right	(573)	(4,694)
Fair value change of warrant liability	(2,048)
Changes in assets and liabilities:
Accounts receivable	18,642	(63,053)
Inventories	(34,540)	(86,881)
Advances to suppliers	4,141	8,697
Amounts due from related parties	(5,683)	2,913
Value added tax recoverable	8,018	(3,977)
Prepaid expenses and other current assets	3,727	9,806
Prepaid land use right, net	1,741	8,201
Accounts payable	(133,608)	226,648
Advances from customers	(58,659)	17,397
Income tax payables	(4,670)	(3,763)
Other current liabilities	10,922	2,606
Other long-term liabilities	(3,626)	(3,676)
Accrued warranty cost	5,076	4,899
Deferred tax assets	(1,217)	(9,709)
Provision for litigation		(2,430)
Project assets	1,369	(24,779)
Net cash provided by (used in) operating activities	(152,865)	69,730
Investing activities:
Purchases of property, plant and equipment	(39,330)	(28,611)
Advances for purchases of property, plant and equipment	(2,446)	(30,427)
Cash received from government subsidy	11,762	7,984
Proceeds from disposal of property, plant and equipment	41
Changes in restricted cash	95,669	(146,848)
Net cash received (paid) on settlement of derivatives	(901)	2,782
Proceeds from disposal of subsidiaries	18,473
Net cash used in investing activities	83,268	(195,120)
Financing activities:
Proceeds from bank borrowings	543,197	798,196
Repayment of bank borrowings	(508,886)	(686,976)
Proceeds from exercise of stock options	624	274
Repurchase from noncontrolling interests		(36)
Net cash provided by financing activities	34,935	111,458
Effect of exchange rate changes	6,016	955
Net decrease in cash and cash equivalents	(28,646)	(12,977)
Cash and cash equivalents, beginning of year	86,773	93,283
Cash and cash equivalents, end of year	58,127	80,306
Supplemental schedule of non-cash transactions
Payables for purchase of property, plant and equipment	21,311	10,126
Banknotes, included in accounts receivable, used to purchase equipment	5,965	6,986
Supplemental disclosure of cash flow information
Interest paid	24,643	28,418
Income tax paid	$ 3,484	$ 36